Lease Arrangements - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation Of Leases For Lessee [Abstract]
Interest expense on lease liabilities	£ 15	£ 14	£ 17
Leases with future cash outflows	£ 9	£ 40